Eaton Vance

Core Plus Bond Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 43.5%

Security	Principal Amount (000’s omitted)*	Value
Aerospace & Defense — 1.1%
Aerovias de Mexico S.A. de CV, 7.00%, 2/5/25(1)(2)	10,200	$2,422,500
Azul Investments LLP, 5.875%, 10/26/24(1)	5,665	2,663,371
Delta Air Lines, Inc., 7.375%, 1/15/26	3,727	3,609,507

		$8,695,378

Agriculture — 0.4%
Camposol S.A., 6.00%, 2/3/27(1)	3,410	$3,357,009

		$3,357,009

Automotive — 0.2%
General Motors Co., 5.40%, 4/1/48	1,931	$1,911,201

		$1,911,201

Banks — 6.9%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,624	$4,176,050
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(3)	3,531	3,604,985
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)	6,225	6,075,227
Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(1)(3)(4)	745	701,373
Banco Santander S.A., 3.80%, 2/23/28	6,400	6,949,693
BankUnited, Inc., 5.125%, 6/11/30	5,217	5,331,662
Barclays PLC, 5.088% to 6/20/29, 6/20/30(3)	3,595	4,100,958
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(3)	7,120	6,648,976
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	5,600	5,969,079
Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	2,040	2,061,043
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(3)	4,204	4,344,908
Santander Holdings USA, Inc., 3.45%, 6/2/25	2,746	2,865,295
Standard Chartered PLC, 6.00% to 7/26/25(1)(3)(4)	1,869	1,873,673

		$54,702,922

Beverages — 0.2%
Fomento Economico Mexicano SAB de CV, 3.50%, 1/16/50	1,710	$1,769,626

		$1,769,626

Building Materials — 0.9%
Cemex SAB de CV, 7.375%, 6/5/27(1)	1,465	$1,492,103
Owens Corning, 3.95%, 8/15/29	4,875	5,318,726

		$6,810,829

Chemicals — 0.9%
Alpek SAB de CV, 4.25%, 9/18/29(1)	2,490	$2,462,759
Huntsman International, LLC, 4.50%, 5/1/29	4,420	4,656,794

		$7,119,553

Security	Principal Amount (000’s omitted)*		Value
Commercial Services — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		2,765	$2,827,212
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		2,785	2,791,963

			$5,619,175

Computers — 1.2%
DXC Technology Co., 4.125%, 4/15/25		3,019	$3,217,822
HP, Inc., 3.40%, 6/17/30		6,200	6,386,953
Western Digital Corp., 1.50%, 2/1/24		184	173,886

			$9,778,661

Consumer Products — 1.5%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		4,614	$4,261,306
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		7,685	7,890,112

			$12,151,418

Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23(5)		1,829	$1,830,564
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25		1,096	1,149,417
Affiliated Managers Group, Inc., 3.30%, 6/15/30		3,396	3,466,319
AG Issuer, LLC, 6.25%, 3/1/28(1)		2,353	2,194,173
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)		5,025	4,497,375
Arch Capital Group, Ltd., 3.635%, 6/30/50		1,802	1,894,280
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)		8,550	8,397,810
Brookfield Finance, Inc., 4.70%, 9/20/47		3,240	3,738,450
Discover Financial Services, 6.125% to 6/23/25(3)(4)		2,002	2,058,456
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		3,677	3,995,159
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		1,685	1,782,311
Stifel Financial Corp., 4.00%, 5/15/30		4,769	5,060,271
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(3)		6,349	6,680,064

			$46,744,649

Diversified Manufacturing — 0.5%
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	3,790	$3,593,827

			$3,593,827

Electric Utilities — 1.1%
Edison International, 3.55%, 11/15/24		1,365	$1,443,005
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		3,890	4,056,297
Pacific Gas and Electric Co., 2.50%, 2/1/31		2,955	2,896,196

			$8,395,498

Electrical and Electronic Equipment — 1.0%
Ingram Micro, Inc., 5.45%, 12/15/24		7,537	$7,605,954

			$7,605,954

Energy — 0.6%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)		4,741	$4,881,874

			$4,881,874

Security	Principal Amount (000’s omitted)*	Value
Financial Services — 1.0%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	7,675	$7,966,912

		$7,966,912

Foods — 0.6%
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,000	$4,330,402

		$4,330,402

Health Care — 0.4%
Centene Corp., 3.375%, 2/15/30	990	$1,001,162
Centene Corp., 4.25%, 12/15/27	1,705	1,763,354

		$2,764,516

Insurance — 1.3%
Brown & Brown, Inc., 4.50%, 3/15/29	2,137	$2,305,664
Radian Group, Inc., 4.875%, 3/15/27	8,554	8,065,866

		$10,371,530

Machinery — 1.1%
nVent Finance S.a.r.l., 4.55%, 4/15/28	6,210	$6,652,479
Valmont Industries, Inc., 5.25%, 10/1/54	2,184	2,287,110

		$8,939,589

Media — 1.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	5,215	$5,935,115
Discovery Communications, LLC, 5.20%, 9/20/47	5,815	6,773,174

		$12,708,289

Oil and Gas — 4.1%
Apache Corp., 4.25%, 1/15/30	2,540	$2,199,403
Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,200	545,250
National Oilwell Varco, Inc., 3.60%, 12/1/29	8,893	8,734,525
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	10,919	9,533,543
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(6)	7,674	7,063,021
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	4,200,198

		$32,275,940

Pipelines — 0.6%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	4,976	$4,847,467

		$4,847,467

Real Estate Investment Trusts (REITs) — 3.3%
CyrusOne, L.P./CyrusOne Finance Corp., 3.45%, 11/15/29	3,783	$3,944,288
EPR Properties, 3.75%, 8/15/29	9,364	8,171,905
Iron Mountain, Inc., 5.00%, 7/15/28(1)	503	492,626
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,234,920
Service Properties Trust, 4.75%, 10/1/26	4,820	4,267,642
Service Properties Trust, 7.50%, 9/15/25	3,717	3,905,750

		$26,017,131

Security	Principal Amount (000’s omitted)*	Value
Retail — 0.0%(7)
Macy’s, Inc., 8.375%, 6/15/25(1)	219	$218,316

		$218,316

Retail-Specialty and Apparel — 2.4%
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	8,507	$4,933,209
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	2,115	1,575,675
Nordstrom, Inc., 4.375%, 4/1/30	3,450	2,711,272
Nordstrom, Inc., 5.00%, 1/15/44	8,015	5,682,333
Tapestry, Inc., 4.125%, 7/15/27	4,436	4,180,568

		$19,083,057

Technology — 0.8%
Seagate HDD Cayman, 5.75%, 12/1/34	2,589	$2,861,194
Trimble, Inc., 4.90%, 6/15/28	2,965	3,407,242

		$6,268,436

Thrifts & Mortgage Finance — 0.8%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(3)	6,160	$6,673,453

		$6,673,453

Transportation — 2.4%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)	1,631	$1,734,673
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	4,090	4,403,924
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	6,505	6,209,333
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	3,145	3,125,344
JSL Europe S.A., 7.75%, 7/26/24(1)	3,920	3,890,600

		$19,363,874

Total Corporate Bonds & Notes (identified cost $359,998,488)		$344,966,486

Collateralized Mortgage Obligations — 6.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(6)	$7,397	$7,291,271
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(6)	1,992	1,988,261
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(6)	7,820	7,678,683
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(6)	2,505	2,460,116

Security	Principal Amount (000’s omitted)	Value
Series 2019-HQA1, Class M2, 2.535%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(6)	$5,429	$5,372,248
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(6)	1,828	1,799,919
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(6)	998	969,231
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(5)	306	306,000
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(5)	294	294,000

		$28,159,729

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(6)	$4,708	$4,264,086
Series 2017-C03, Class 1M1, 1.135%, (1 mo. USD LIBOR + 0.95%), 10/25/29(6)	168	168,676
Series 2018-C06, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 3/25/31(6)	1,595	1,580,462
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(6)	2,822	2,800,151
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(6)	7,238	7,162,149
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(6)	2,551	2,533,328
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(6)	2,826	2,810,168
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(6)	598	599,889

		$21,918,909

Total Collateralized Mortgage Obligations (identified cost $50,714,397)		$50,078,638

Commercial Mortgage-Backed Securities — 10.6%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(8)	$7,255	$4,677,230
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(8)	7,215	4,443,330
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(8)	1,500	1,077,642
Series 2016-C7, Class D, 4.578%, 12/10/54(1)(8)	1,725	1,273,797
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 2.685%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(6)	1,000	943,163
Series 2017-MDRC, Class C, 1.485%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(6)	1,850	1,740,555
Series 2017-MDRC, Class D, 2.435%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(6)	1,600	1,456,630
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.286%, 8/10/50(1)(8)	8,603	6,371,253
Series 2015-CR22, Class D, 4.244%, 3/10/48(1)(8)	2,324	1,866,504
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class D, 4.504%, 12/15/49(1)(8)	2,000	1,501,361
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.885%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(6)	910	852,639
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(6)	905	830,225
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(6)	3,245	2,997,214
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.706%, 9/15/47(1)(8)	1,980	1,073,551
Series 2014-C25, Class D, 4.094%, 11/15/47(1)(8)	3,575	1,711,685
Series 2015-C29, Class D, 3.852%, 5/15/48(8)	500	317,687
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.605%, 8/15/46(1)(8)	2,454	1,989,962
Series 2013-C16, Class D, 5.195%, 12/15/46(1)(8)	1,500	1,331,305
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	1,249,536

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class C, 4.905%, 5/15/49(8)	$4,199	$3,882,503
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	7,048	4,969,020
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(8)	5,490	3,832,468
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	7,150	4,727,189
Series 2019-BPR, Class B, 2.285%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(6)	5,114	4,341,653
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(6)	1,540	1,254,009
Motel 6 Trust
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(6)	802	765,395
Series 2017-MTL6, Class E, 3.435%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(6)	664	612,231
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.384%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(6)	3,219	2,862,755
RETL Trust
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(6)	4,425	4,017,535
Toorak Mortgage Corp., Ltd.
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(9)	3,160	3,126,316
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.451%, 4/10/46(1)(8)	2,000	1,258,327
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	3,969,896
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,441,357
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	3,383,870
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	1,991,736

Total Commercial Mortgage-Backed Securities (identified cost $100,319,546)		$84,141,529

Asset-Backed Securities — 21.7%

Security	Principal Amount (000’s omitted)	Value
Aaset Trust
Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,375	$1,973,074
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(1)	529	535,675
Avant Loans Funding Trust
Series 2018-A, Class C, 4.79%, 5/15/24(1)	7,560	7,538,733
Series 2018-B, Class C, 5.00%, 11/17/25(1)	3,000	2,982,905
Avis Budget Rental Car Funding, LLC
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	608	606,031
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	880	892,108
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	12,164	11,668,272
Conn’s Receivables Funding, LLC
Series 2018-A, Class A, 3.25%, 1/15/23(1)	35	34,857
Series 2018-A, Class B, 4.65%, 1/15/23(1)	801	792,705
Series 2019-A, Class A, 3.40%, 10/16/23(1)	179	176,764
Series 2019-A, Class B, 4.36%, 10/16/23(1)	2,629	2,571,952
Series 2019-B, Class B, 3.62%, 6/17/24(1)	4,025	3,877,303

Security	Principal Amount (000’s omitted)	Value
Consumer Loan Underlying Bond Credit Trust
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	$2,829	$2,842,502
Driven Brands Funding, LLC
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,672	3,767,522
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/22(1)	887	890,431
ExteNet LLC
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,492,811
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,730	2,690,108
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,090	1,997,374
Falcon Aerospace, Ltd.
Series 2019-1, Class B, 4.791%, 9/15/39(1)	5,720	3,436,966
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,223	1,349,094
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	2,808	2,663,547
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	268	269,903
FREED ABS Trust
Series 2019-1, Class A, 3.42%, 6/18/26(1)	943	946,172
Series 2019-2, Class A, 2.62%, 11/18/26(1)	5,287	5,287,231
Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	3,076	3,072,021
Helios Issuer, LLC
Series 2017-1A, Class C, 8.00%, 9/20/49(1)	5,420	4,662,463
Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,728	1,632,743
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,270	1,158,675
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,207	1,963,204
Series 2019-1, Class B, 4.703%, 7/15/39(1)	2,445	1,472,150
Series 2019-1, Class C, 6.90%, 7/15/39(1)	757	317,742
Series 2019-2, Class B, 4.458%, 11/15/39(1)	1,147	692,364
InSite Issuer, LLC
Series 2016-1A, Class A, 2.883%, 11/15/46(1)	1,605	1,632,870
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,229	1,267,803
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	2,376	2,387,847
Lunar Aircraft, Ltd.
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,363	809,672
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	473	197,858
Marlette Funding Trust
Series 2018-3A, Class C, 4.63%, 9/15/28(1)	3,435	3,337,780
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	517	522,071
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	515	516,656
Mosaic Solar Loan Trust
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,455	3,139,251
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	1,630	1,635,884
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	4,048	4,086,173
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,428	2,101,870
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	800	803,527

Security	Principal Amount (000’s omitted)		Value
Prosper Marketplace Issuance Trust
Series 2017-2A, Class C, 5.37%, 9/15/23(1)		$310	$305,364
Series 2018-1A, Class C, 4.87%, 6/17/24(1)		828	826,383
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)		2,640	2,644,899
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		8,447	8,546,967
Skopos Auto Receivables Trust
Series 2019-1A, Class A, 2.90%, 12/15/22(1)		3,915	3,915,100
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(1)		2,184	2,119,516
Series 2020-A, Class A, 2.62%, 12/15/26(1)		1,675	1,616,288
Sonic Capital, LLC
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		7,208	7,597,383
SpringCastle Funding Asset-Backed Notes
Series 2019-AA, Class A, 3.20%, 5/27/36(1)		3,554	3,599,262
Springleaf Funding Trust
Series 2015-BA, Class A, 3.48%, 5/15/28(1)		1,360	1,357,014
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)		14,045	14,758,183
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)		1,135	1,116,952
Tesla Auto Lease Trust
Series 2018-B, Class B, 4.12%, 10/20/21(1)		1,000	1,020,345
Series 2019-A, Class E, 5.48%, 5/22/23(1)		3,630	3,717,602
Upgrade Receivables Trust
Series 2018-1A, Class C, 5.17%, 11/15/24(1)		2,901	2,843,943
Series 2019-1A, Class A, 3.48%, 3/15/25(1)		439	438,720
Series 2019-1A, Class B, 4.09%, 3/15/25(1)		4,000	3,943,876
Series 2019-2A, Class A, 2.77%, 10/15/25(1)		2,630	2,630,766
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)		1,221	1,257,791
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)		984	1,010,203
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		5,449	5,552,056
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)		21	20,629
Willis Engine Structured Trust
Series 2020-A, Class B, 4.212%, 3/15/45(1)		1,795	997,015
Series 2020-A, Class C, 6.657%, 3/15/45(1)		906	375,134

Total Asset-Backed Securities (identified cost $184,046,698)			$171,906,055

Foreign Government Bonds — 4.3%

Security	Principal Amount (000’s omitted)		Value
Australia — 0.2%
Australia Government Bond, 2.50%, 5/21/30(10)	AUD	2,462	$1,961,020

			$1,961,020

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.5%
Brazilian Government International Bond, 3.875%, 6/12/30	USD	3,690	$3,564,724
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	31,070	6,694,211
Nota do Tesouro Nacional, 10.00%, 1/1/29	BRL	6,500	1,435,054

			$11,693,989

Colombia — 0.3%
Colombia Government International Bond, 4.125%, 5/15/51	USD	2,000	$2,014,000

			$2,014,000

Egypt — 0.5%
Egypt Government International Bond, 5.75%, 5/29/24(1)	USD	4,000	$4,017,780

			$4,017,780

Mexico — 0.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$4,382,330

			$4,382,330

Norway — 0.5%
Norway Government Bond, 1.375%, 8/19/30(1)(10)	NOK	34,669	$3,868,239

			$3,868,239

Supranational — 0.8%
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	88,420,000	$6,212,983

			$6,212,983

Total Foreign Government Bonds (identified cost $36,287,367)			$34,150,341

Senior Floating-Rate Loans — 0.2%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22		$1,383	$1,368,704

Total Senior Floating-Rate Loans (identified cost $1,347,952)			$1,368,704

Preferred Stocks — 0.9%

Security	Shares		Value
Oil and Gas — 0.0%(7)
Chesapeake Energy Corp., 5.75%, Convertible		400	$4,200

			$4,200

Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P., Series A, 5.75%		240,000	$3,974,400
Brookfield Property Partners, L.P., Series A2, 6.375%		186,000	3,372,180

			$7,346,580

Total Preferred Stocks (identified cost $10,968,050)			$7,350,780

U.S. Treasury Obligations — 8.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(12)	$14,898	$15,694,768
U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(12)	13,747	14,309,552
U.S. Treasury Note, 0.625%, 5/15/30	7,577	7,555,098
U.S. Treasury Note, 1.625%, 10/15/20	15,800	15,866,060
U.S. Treasury Note, 1.75%, 10/31/20	15,800	15,882,160

Total U.S. Treasury Obligations (identified cost $67,611,266)		$69,307,638

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(13)	22,907,028	$22,907,028

Total Short-Term Investments (identified cost $22,907,028)		$22,907,028

Total Investments — 99.1% (identified cost $834,200,792)		$786,177,199

Other Assets, Less Liabilities — 0.9%		$7,078,000

Net Assets — 100.0%		$793,255,199

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $428,765,871 or 54.1% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.

(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(7)	Amount is less than 0.05%.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.

(9)	Step coupon bond. Interest rate represents the rate in effect at June 30, 2020.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $5,829,259 or 0.7% of the Fund’s net assets.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	77.6%	$609,972,113
United Kingdom	4.9	38,798,189
Mexico	4.4	34,713,575
Brazil	3.4	26,645,770
Australia	1.5	11,535,084
Chile	1.1	8,938,171
Spain	0.9	6,949,693
Italy	0.8	6,680,064
Supranational	0.8	6,212,983
Denmark	0.8	6,138,597
Cayman Islands	0.7	5,478,424
Canada	0.5	4,283,700
Egypt	0.5	4,017,780
Norway	0.5	3,868,239
Greece	0.5	3,593,827
Peru	0.4	3,357,009
Ireland	0.4	2,979,981
Colombia	0.3	2,014,000

Total Investments	100.0%	$786,177,199

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,173,432	EUR	5,605,471	State Street Bank and Trust Company	8/31/20	$—	$(132,556)

						$—	$(132,556)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Ultra-Long Treasury Note	28	Long	9/21/20	$4,409,563	$13,089
U.S. Ultra-Long Treasury Bond	(8)	Short	9/21/20	(1,745,250)	(26,483)

					$(13,394)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

USD	-	United States Dollar

At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Interest Rate Risk: The Fund enters into interest rate futures contracts seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $22,907,028, which represents 2.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$129,677,910	$401,298,886	$(508,048,562)	$(20,690)	$(516)	$22,907,028	$1,147,307	22,907,028

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$344,966,486	$—	$344,966,486
Collateralized Mortgage Obligations	—	50,078,638	—	50,078,638
Commercial Mortgage-Backed Securities	—	84,141,529	—	84,141,529
Asset-Backed Securities	—	171,906,055	—	171,906,055
Foreign Government Bonds	—	34,150,341	—	34,150,341
Senior Floating-Rate Loans	—	1,368,704	—	1,368,704
Preferred Stocks	7,346,580	4,200	—	7,350,780
U.S. Treasury Obligations	—	69,307,638	—	69,307,638
Short-Term Investments	—	22,907,028	—	22,907,028
Total Investments	$7,346,580	$778,830,619	$—	$786,177,199
Futures Contracts	$13,089	$—	$—	$13,089
Total	$7,359,669	$778,830,619	$—	$786,190,288

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(132,556)	$—	$(132,556)
Futures Contracts	(26,483)	—	—	(26,483)
Total	$(26,483)	$(132,556)	$—	$(159,039)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.